Equity Method Investments - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended			12 Months Ended
	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2012 Parent Company [Member]	Feb. 28, 2012 Malt Lng Carriers [Member] Carriers	Feb. 28, 2012 Teekay Lng-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay Lng-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay Lng-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Feb. 28, 2012 Additional Investments In Joint Ventures [Member] Parent Company [Member]	Nov. 04, 2010 Excalibur and Excelsior [Member]	Dec. 31, 2012 Excalibur and Excelsior [Member]	Dec. 31, 2012 Angola LNG Carrier [Member] m3 Carriers	Dec. 31, 2007 Angola LNG Carrier [Member] m3	Dec. 31, 2011 Angola LNG Carrier [Member] Carriers	Dec. 31, 2012 RasGas 3 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture							52.00%				50.00%		33.00%			40.00%
Joint venture interest in acquired business						100.00%
Co-venturer interest in joint venture							48.00%
Number of LNG carriers						6							4
Financed amount						$ 1,300,000,000		$ 1,060,000,000	$ 266,000,000
Percentage of equity interest guaranteed secured debt					52.00%						50.00%
Restricted cash deposits relating to certain term loans			34,160,000		30,000,000
Guarantee of debt					1,400,000							40,000,000	282,900,000
Carrying value of guarantee liability			600,000
Investments in joint venture					138,200,000					5,800,000	72,500,000
Acquisition fee paid					7,000,000
Purchase price financed by issue of common stock	38,070,000	38,324,000									37,300,000
Number of common units issued	1,052,749										1,100,000
Amount of debt secured by joint ventures											206,000,000
Excess of investment in joint ventures over its underlying equity											51,000,000
Period of fixed rate charter contracts													20 years
Carriers volume													160,400	160,400
Extension periods duration													Two five year options
Early termination fee notice period duration													120 days
Early termination fee percentage on cost of construction													50.00%
Number of LNG Carriers delivered													1		3
Investment in Joint Ventures			$ 409,735,000	$ 191,448,000								$ 58,700,000	$ 28,700,000			$ 107,400,000